UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22445

Pinnacle Capital Management Funds Trust
(Exact name of registrant as specified in charter)

507 Plum Street, Suite 120, Syracuse, New York 13204
(Address of principal executive offices) (Zip code)

Jesse D. Hallee

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(315) 234-9716

Date of fiscal year end:	October 31

Date of reporting period:	July 1, 2021 – June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Fund Name: 1789 Growth and Income Fund
Proxy Voting Record
July 1, 2021 - June 30, 2022

			Shareholder	Brief Identification	Proposed	Did the	How did the Fund	Did the Fund vote
	Ticker		Meeting	of the Matter	by Issuer or	Fund	Cast its Vote?	For or Against
Issuer Name	Symbol	CUSIP	Date	Voted On	Security Holder?	Vote?	For, Against, Abstain	Management?

Celanese Corporation	CE	150870103	4/20/2022	Election of Director: Jean S. Blackwell	Issuer	Yes	For	For
				Election of Director: William M. Brown	Issuer	Yes	For	For
				Election of Director: Edward G. Galante	Issuer	Yes	For	For
				Election of Director: Rahul Ghai	Issuer	Yes	For	For
				Election of Director: Kathryn M. Hill	Issuer	Yes	For	For
				Election of Director: David F. Hoff meister	Issuer	Yes	For	For
				Election of Director: Dr. Jay V. Ihlenfeld	Issuer	Yes	For	For
				Election of Director: Deborah J. Kissire	Issuer	Yes	For	For
				Election of Director: Michael Koenig	Issuer	Yes	For	For
				Election of Director: Kim K.W. Rucker	Issuer	Yes	For	For
				Election of Director: Lori J. Ryerkerk	Issuer	Yes	For	For
				Ratification of the selection of KPMG LLP as independent registered public accounting firm for 2022	Issuer	Yes	For	For
				Advisory vote to approve executive compensation	Issuer	Yes	For	For

Lockheed Martin Corporation	LMT	539830109	4/21/2022	Election of Director: Daniel F. Akerson	Issuer	Yes	For	For
				Election of Director: David B. Burritt	Issuer	Yes	For	For
				Election of Director: Bruce A. Carlson	Issuer	Yes	For	For
				Election of Director: John M. Donovan	Issuer	Yes	For	For
				Election of Director: Joseph F. Dunford, Jr.	Issuer	Yes	For	For
				Election of Director: James O. Ellis, Jr.	Issuer	Yes	For	For
				Election of Director: Thomas J. Falk	Issuer	Yes	For	For
				Election of Director: Ilene S. Gordon	Issuer	Yes	For	For
				Election of Director: Vicki A. Hollub	Issuer	Yes	For	For
				Election of Director: Jeh C. Johnson	Issuer	Yes	For	For
				Election of Director: Debra L. Reed-Klages	Issuer	Yes	For	For
				Election of Director: James D. Taiclet	Issuer	Yes	For	For
				Election of Director: Patricia E. Yarrington	Issuer	Yes	For	For
				Ratification of Appointment of Ernst & Young LLP as Independent Auditors for 2022	Issuer	Yes	For	For
				Advisory vote to approve the compensation of our named Executive Officers (Say-on-Pay)	Issuer	Yes	For	For
				Stockholder proposal to reduce threshold for calling special stockholder meetings	Security Holder	Yes	For	Against
				Stockholder proposal to issue a Human Rights Impact Assessment Report	Security Holder	Yes	Against	For

CME Group Inc.	CME	12572Q105	5/4/2022	Election of Equity Director: Terrence A. Duffy	Issuer	Yes	For	For
				Election of Equity Director: Timothy S. Bitsberger	Issuer	Yes	For	For
				Election of Equity Director: Charles P. Carey	Issuer	Yes	For	For
				Election of Equity Director: Dennis H. Chookaszian	Issuer	Yes	For	For
				Election of Equity Director: Bryan T. Durkin	Issuer	Yes	For	For
				Election of Equity Director: Ana Dutra	Issuer	Yes	For	For
				Election of Equity Director: Martin J. Gepsman	Issuer	Yes	For	For
				Election of Equity Director: Larry G. Gerdes	Issuer	Yes	For	For
				Election of Equity Director: Daniel R. Glickman	Issuer	Yes	For	For
				Election of Equity Director: Daniel G. Kaye	Issuer	Yes	For	For
				Election of Equity Director: Phyllis M. Lockett	Issuer	Yes	For	For
				Election of Equity Director: Deborah J. Lucas	Issuer	Yes	For	For
				Election of Equity Director: Terry L. Savage	Issuer	Yes	For	For
				Election of Equity Director: Rahael Seifu	Issuer	Yes	For	For
				Election of Equity Director: William R. Shepard	Issuer	Yes	For	For
				Election of Equity Director: Howard J. Siegel	Issuer	Yes	For	For
				Election of Equity Director: Dennis A. Suskind	Issuer	Yes	For	For
				Ratification of the appointment of Ernst & Young as our independent registered public accounting firm for 2022	Issuer	Yes	For	For
				Advisory vote on the compensation of our named executive officers	Issuer	Yes	For	For
				Approval of the Amended and Restated CME Group Inc. Omnibus Stock Plan	Issuer	Yes	For	For
				Approval of the Amended and Restated CME Group Inc. Director Stock Plan	Issuer	Yes	For	For
				Approval of the Amended and Restated CME Group Inc. Employee Stock Purchase Plan	Issuer	Yes	For	For

First American Financial Corporation	FAF	31847R102	5/10/2022	Election of Class III Director: Reginald H. Gilyard	Issuer	Yes	For	For
				Election of Class III Director: Parker S. Kennedy	Issuer	Yes	For	For
				Election of Class III Director: Mark C. Oman	Issuer	Yes	For	For
				Advisory vote to approve executive compensation	Issuer	Yes	For	For
				To approve the amendment and restatement of the 2010 Employee Stock Purchase Plan	Issuer	Yes	For	For
				To ratify the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022	Issuer	Yes	For	For

Republic Services, Inc.	RSG	760759100	5/16/2022	Election of Director: Manuel Kadre	Issuer	Yes	For	For
				Election of Director: Tomago Collins	Issuer	Yes	For	For
				Election of Director: Michael A. Duffy	Issuer	Yes	For	For
				Election of Director: Thomas W. Handley	Issuer	Yes	For	For
				Election of Director: Jennifer M. Kirk	Issuer	Yes	For	For
				Election of Director: Michael Larson	Issuer	Yes	For	For
				Election of Director: Kim S. Pegula	Issuer	Yes	For	For
				Election of Director: James P. Snee	Issuer	Yes	For	For
				Election of Director: Brian S. Tyler	Issuer	Yes	For	For
				Election of Director: Jon Vander Ark	Issuer	Yes	For	For
				Election of Director: Sandra M. Volpe	Issuer	Yes	For	For
				Election of Director: Katharine B. Weymouth	Issuer	Yes	For	For
				Advisory vote to approve our named executive officer compensation	Issuer	Yes	For	For
				Ratification of the appointment of Ernst & Young as our independent registered public accounting firm for 2022	Issuer	Yes	For	For
				Shareholder Proposal to amend the Company's clawback policy for senior executives	Security Holder	Yes	Against	For
				Shareholder Proposal to commission a third-party environmental justice audit	Security Holder	Yes	Against	For
				Shareholder Proposal to commission a third party civil-rights audit	Security Holder	Yes	Against	For

JPMorgan Chase & Co	JPM	46625H100	5/17/2022	Election of Director: Linda B. Bammann	Issuer	Yes	For	For
				Election of Director: Stephen B. Burke	Issuer	Yes	For	For
				Election of Director: Todd A. Combs	Issuer	Yes	For	For
				Election of Director: James S. Crown	Issuer	Yes	For	For
				Election of Director: James Dimon	Issuer	Yes	For	For
				Election of Director: Timothy P. Flynn	Issuer	Yes	For	For
				Election of Director: Mellody Hobson	Issuer	Yes	For	For
				Election of Director: Michael A. Neal	Issuer	Yes	For	For
				Election of Director: Phebe N. Novakovic	Issuer	Yes	For	For
				Election of Director: Virginia M. Romett y	Issuer	Yes	For	For
				Advisory resolution to approve executive compensation	Issuer	Yes	For	For
				Ratification of independent registered public accounting firm	Issuer	Yes	For	For
				Fossil fuel financing	Security Holder	Yes	Against	For
				Special shareholder meeting improvement	Security Holder	Yes	For	Against
				Independent board chairman	Security Holder	Yes	Against	For
				Board diversity resolution	Security Holder	Yes	Against	For
				Conversion to public benefit corporation	Security Holder	Yes	Against	For
				Report on setting absolute contraction targets	Security Holder	Yes	Against	For

Packaging Corporation of America	PKG	695156109	5/17/2022	Election of Director: Cheryl K. Beebe	Issuer	Yes	For	For
				Election of Director: Duane C. Farrington	Issuer	Yes	For	For
				Election of Director: Donna A. Harman	Issuer	Yes	For	For
				Election of Director: Mark W. Kowlzan	Issuer	Yes	For	For
				Election of Director: Robert C. Lyons	Issuer	Yes	For	For
				Election of Director: Thomas P. Maurer	Issuer	Yes	For	For
				Election of Director: Samuel M. Mencoff	Issuer	Yes	For	For
				Election of Director: Roger B. Porter	Issuer	Yes	For	For
				Election of Director: Thomas S. Souleles	Issuer	Yes	For	For
				Election of Director: Paul T. Stecko	Issuer	Yes	For	For
				Proposal to ratify appointment of KPMG LLP as our auditors	Issuer	Yes	For	For
				Proposal to approve our executive compensation	Issuer	Yes	For	For

The Home Depot, Inc.	HD	437076102	5/19/2022	Election of Directors	Issuer	Yes	For	For
				Election of Director: Gerard J. Arpey	Issuer	Yes	For	For
				Election of Director: Ari Bousbib	Issuer	Yes	For	For
				Election of Director: Jeff ery H. Boyd	Issuer	Yes	For	For
				Election of Director: Gregory D. Brenneman	Issuer	Yes	For	For
				Election of Director: J. Frank Brown	Issuer	Yes	For	For
				Election of Director: Albert P. Carey	Issuer	Yes	For	For
				Election of Director: Edward P. Decker	Issuer	Yes	For	For
				Election of Director: Linda R. Gooden	Issuer	Yes	For	For
				Election of Director: Wayne M. Hewett	Issuer	Yes	For	For
				Election of Director: Manuel Kadre	Issuer	Yes	For	For
				Election of Director: Stephanie C. Linnartz	Issuer	Yes	For	For
				Election of Director: Craig A. Menear	Issuer	Yes	For	For
				Election of Director: Paula Santi lli	Issuer	Yes	For	For
				Election of Director: Caryn Seidman-Becker	Issuer	Yes	For	For
				Ratification of the appointment of KPMG LLP	Issuer	Yes	For	For
				Advisory vote to approve executive compensation (Say-on-pay)	Issuer	Yes	For	For
				Approval of the Omnibus Stock Incentive Plan, as Amended and Restated May 19, 2022	Issuer	Yes	For	For
				Shareholder proposal to reduce the threshold to call special shareholder meetings to 10% of outstanding shares	Security Holder	Yes	For	Against
				Shareholder proposal regarding independent board chair	Security Holder	Yes	Against	For
				Shareholder proposal regarding political contributions congruency analysis	Security Holder	Yes	Against	For
				Shareholder proposal regarding report on gender and racial equity on the Board of Directors	Security Holder	Yes	Against	For
				Shareholder proposal regarding report on deforestation	Security Holder	Yes	Against	For
				Shareholder proposal regarding racial equity audit	Security Holder	Yes	Against	For

Crown Castle International Corp.	CCI	22822V101	5/19/2022	Election of Directors	Issuer	Yes	For	For
				Election of Director: P. Robert Bartolo	Issuer	Yes	For	For
				Election of Director: Jay A. Brown	Issuer	Yes	For	For
				Election of Director: Cindy Christy	Issuer	Yes	For	For
				Election of Director: Ari Q. Fitzgerald	Issuer	Yes	For	For
				Election of Director: Andrea J. Goldsmith	Issuer	Yes	For	For
				Election of Director: Tammy K. Jones	Issuer	Yes	For	For
				Election of Director: Anthony J. Melone	Issuer	Yes	For	For
				Election of Director: W. Benjamin Moreland	Issuer	Yes	For	For
				Election of Director: Kevin A. Stephens	Issuer	Yes	For	For
				Election of Director: Matthew Thornton, III	Issuer	Yes	For	For
				The ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accountants for fiscal year 2022	Issuer	Yes	For	For
				The proposal to approve the Company's 2022 Long-term Incentive Plan	Issuer	Yes	For	For
				The amendment to the Company's Restated Certificate of Incorporation to increase the number of authorized shares of common stock	Issuer	Yes	For	For
				The non-binding, advisory vote to approve the compensation of the Company's named executive officers	Issuer	Yes	For	For

NextEra Energy	NEE	65339F101	5/19/2022	Election of Director: Sherry S. Barrat	Issuer	Yes	For	For
				Election of Director: James L. Camaren	Issuer	Yes	For	For
				Election of Director: Kenneth B. Dunn	Issuer	Yes	For	For
				Election of Director: Naren K. Gursahaney	Issuer	Yes	For	For
				Election of Director: Kirk S. Hachigian	Issuer	Yes	For	For
				Election of Director: John W. Ketchum	Issuer	Yes	For	For
				Election of Director: Amy B. Lane	Issuer	Yes	For	For
				Election of Director: David L. Porges	Issuer	Yes	For	For
				Election of Director: James L. Robo	Issuer	Yes	For	For
				Election of Director: Rudy E. Schupp	Issuer	Yes	For	For
				Election of Director: John L. Skolds	Issuer	Yes	For	For
				Election of Director: John Arthur Stall	Issuer	Yes	For	For
				Election of Director: Darryl L. Wilson	Issuer	Yes	For	For
				Ratification of the appointment of Deloitte & Touché LLP as NextEra Energy's independent registered public accounting firm for 2022	Issuer	Yes	For	For
				Approval, by non-binding advisory vote, of NextEra Energy's compensation of its named executive officers as disclosed in the proxy statement	Issuer	Yes	For	For
				A proposal named "Board Matrix" to request disclosure of a Board skills matrix	Security Holder	Yes	Against	For
				A proposal entitled "Diversity Data Reporting" to request quantitative employee diversity data	Security Holder	Yes	Against	For

The Interpublic Group of Companies, Inc.	IPG	460690100	5/26/2022	Election of Director: Jocelyn Carter-Miller	Issuer	Yes	For	For
				Election of Director: Mary J. Steele Guilfoile	Issuer	Yes	For	For
				Election of Director: Dawn Hudson	Issuer	Yes	For	For
				Election of Director: Philippe Krakowsky	Issuer	Yes	For	For
				Election of Director: Jonathan F. Miller	Issuer	Yes	For	For
				Election of Director: Patrick Q. Moore	Issuer	Yes	For	For
				Election of Director: Linda S. Sanford	Issuer	Yes	For	For
				Election of Director: David M. Thomas	Issuer	Yes	For	For
				Election of Director: E. Lee Wyatt Jr.	Issuer	Yes	For	For
				Ratification of the appointment of PricewaterhouseCoopers as Interpublic's independent registered public accounting firm for the year 2022	Issuer	Yes	For	For
				Advisory vote to approve named executive officer compensation	Issuer	Yes	For	For
				Stockholder proposal entitled "Independent Board Chairman"	Security Holder	Yes	Against	For

UnitedHealth Group	UNH	91324P102	6/6/2022	Election of Director: Timothy P. Flynn	Issuer	Yes	For	For
				Election of Director: Paul R. Garcia	Issuer	Yes	For	For
				Election of Director: Stephen J. Hemsley	Issuer	Yes	For	For
				Election of Director: Michele J. Hooper	Issuer	Yes	For	For
				Election of Director: F. William McNabb III	Issuer	Yes	For	For
				Election of Director: Valerie C. Montgomery Rice, M.D.	Issuer	Yes	For	For
				Election of Director: John H. Noseworthy, M.D.	Issuer	Yes	For	For
				Election of Director: Andrew Witt y	Issuer	Yes	For	For
				Advisory approval of the Company's executive compensation	Issuer	Yes	For	For
				Ratification of the appointment of Deloitte & Touché LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2022	Issuer	Yes	For	For
				If properly presented at the 2022 Annual Meeting of Shareholders, the shareholder proposal seeking shareholder ratification of termination pay	Security Holder	Yes	For	Against
				If properly presented at the 2022 Annual Meeting of Shareholders, the shareholder proposal regarding political contributions congruency report	Security Holder	Yes	Against	For

Fidelity National Financial, Inc.	FNF	31620R303	6/15/2022	Election of Director: Halim Dhanidina	Issuer	Yes	For	For
				Election of Director: Daniel D. (Ron) Lane	Issuer	Yes	For	For
				Election of Director: Cary H. Thompson	Issuer	Yes	For	For
				Approval of non-binding advisory resolution on the compensation paid to our named executive officers	Issuer	Yes	For	For
				Approval of the amended and restated Fidelity National Financial, Inc. 2013 Stock Purchase Plan	Issuer	Yes	For	For
				Ratification of the appointment of Ernst & Young as our independent registered public accounting firm for the 2022 fiscal year	Issuer	Yes	For	For

Mastercard Incorporated	MA	57636Q104	6/21/2022	Election of Director: Merit E. Janow	Issuer	Yes	For	For
				Election of Director: Candido Bracher	Issuer	Yes	For	For
				Election of Director: Richard K. Davis	Issuer	Yes	For	For
				Election of Director: Julius Genachowski	Issuer	Yes	For	For
				Election of Director: Choon Phong Goh	Issuer	Yes	For	For
				Election of Director: Oki Matsumoto	Issuer	Yes	For	For
				Election of Director: Michael Miebach	Issuer	Yes	For	For
				Election of Director: Youngme Moon	Issuer	Yes	For	For
				Election of Director: Rima Qureshi	Issuer	Yes	For	For
				Election of Director: Gabrielle Sulzberger	Issuer	Yes	For	For
				Election of Director: Jackson Tai	Issuer	Yes	For	For
				Election of Director: Harit Talwar	Issuer	Yes	For	For
				Election of Director: Lance Uggla	Issuer	Yes	For	For
				Advisory approval of Mastercard's executive compensation	Issuer	Yes	For	For
				Ratification of the appointment of PricewaterhouseCoopers as the independent registered accounting firm for Mastercard for 2022	Issuer	Yes	For	For
				Approval of an amendment to Mastercard's Certificate of Incorporation to enable adoption of a stockholders' right to call special meetings of stockholders	Issuer	Yes	For	For
				Consideration of a stockholder proposal on the right to call special meetings of stockholders	Security Holder	Yes	For	Against
				Consideration of a stockholder proposal requesting Board approval of certain political contributions	Security Holder	Yes	Against	For
				Consideration of a stockholder proposal requesting charitable donation disclosure	Security Holder	Yes	Against	For
				Consideration of a stockholder proposal requesting a report on "ghost guns"	Security Holder	Yes	Against	For

The Kroger Co.	KR	501044101	6/23/2022	Election of Director: Nora A. Aufreiter	Issuer	Yes	For	For
				Election of Director: Kevin M. Brown	Issuer	Yes	For	For
				Election of Director: Elaine L. Chao	Issuer	Yes	For	For
				Election of Director: Anne Gates	Issuer	Yes	For	For
				Election of Director: Karen M. Hoguet	Issuer	Yes	For	For
				Election of Director: W. Rodney McMullen	Issuer	Yes	For	For
				Election of Director: Clyde R. Moore	Issuer	Yes	For	For
				Election of Director: Ronald L. Sargent	Issuer	Yes	For	For
				Election of Director: J. Amanda Sourry Knox	Issuer	Yes	For	For
				Election of Director: Mark S. Sutt on	Issuer	Yes	For	For
				Election of Director: Ashok Vemuri	Issuer	Yes	For	For
				To approve our executive compensation, on an advisory basis	Issuer	Yes	For	For
				To ratify to selection of our independent auditor for fiscal year 2022	Issuer	Yes	For	For
				To approve additional shares under the 2019 Long-term incentive plan	Issuer	Yes	For	For
				Shareholder proposal - Recyclability of packaging	Security Holder	Yes	Against	For
				Shareholder proposal - Report on protection of farmworkers	Security Holder	Yes	Against	For
				Shareholder proposal - Report on elimination of HFCs	Security Holder	Yes	Against	For
				Shareholder proposal - Report of workforce strategy	Security Holder	Yes	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pinnacle Capital Management Funds Trust

By (Signature and Title)*		/s/ Stephen J. Fauer
Stephen J. Fauer, President
Date	August 25, 2022

* Print the name and title of each signing officer under his or her signature.